Consolidated Statements of Shareholders' Equity In Thousands, unless otherwise specified	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Treasury stock CNY	Statutory reserves CNY	Retained earnings CNY	Noncontrolling interests CNY
Balance at Dec. 31, 2009		7,425,344	2,664	784,489		225,784	6,425,841	(13,434)
Balance (in shares) at Dec. 31, 2009			3,238,025
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		24,123	9	24,114
Ordinary shares issued upon exercise of employee stock options (in shares)			14,339
Share-based compensation		42,130		42,130
Appropriation to statutory reserves						96,184	(96,184)
Net income		2,232,025					2,235,772	(3,747)
Others		16		(9)			17	8
Balance at Dec. 31, 2010		9,723,638	2,673	850,724		321,968	8,565,446	(17,173)
Balance (in shares) at Dec. 31, 2010			3,252,364
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		73,337	10	73,327
Ordinary shares issued upon exercise of employee stock options (in shares)			15,539
Ordinary shares issued upon settlement of restricted share units			4	(4)
Ordinary shares issued upon settlement of restricted share units (in shares)			6,034
Share-based compensation		78,289		78,289
Appropriation to statutory reserves						150,618	(150,618)
Net income		3,222,973					3,234,264	(11,291)
Capital injection in a subsidiary by noncontrolling shareholders		227						227
Balance at Dec. 31, 2011		13,098,464	2,687	1,002,336		472,586	11,649,092	(28,237)
Balance (in shares) at Dec. 31, 2011		3,273,937	3,273,937
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		24,712	3	24,709
Ordinary shares issued upon exercise of employee stock options (in shares)			4,929
Ordinary shares issued upon settlement of restricted share units			6	(6)
Ordinary shares issued upon settlement of restricted share units (in shares)			8,680
Share-based compensation		129,642		129,642
Appropriation to statutory reserves						161,522	(161,522)
Net income	575,685	3,586,570					3,637,452	(50,882)
Repurchase of shares		(422,489)			(422,489)
Repurchase of shares (in shares)					(41,504)
Dividend to shareholders		(815,413)					(815,413)
Balance at Dec. 31, 2012	$ 2,504,212	15,601,486	2,696	1,156,681	(422,489)	634,108	14,309,609	(79,119)
Balance (in shares) at Dec. 31, 2012	3,246,042		3,287,546		(41,504)